Vanguard Selected Value Fund Investment Strategy - Investor Prospectus [Member] - Vanguard Selected Value Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach, investing mainly in the stocks of mid-size U.S. companies considered by an advisor to be undervalued. Undervalued stocks are generally those that are out of favor with investors and are trading at prices that the advisor believes are below average in relation to measures such as earnings and book value. These stocks often have above-average dividend yields. The Fund has multiple advisors, each of which independently selects and maintains a portfolio of common stocks for the Fund.Although the Fund mainly invests in U.S. stocks, it reserves the right to invest up to 25% of its assets in foreign securities, which may include depositary receipts. Foreign securities may be traded on U.S. or foreign markets.